INTANGIBLE ASSETS, NET (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Amortization of Intangible Assets	$ 18,108	$ 20,150	$ 10,103